Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 1,850	$ 2,392
Restricted cash and cash equivalents	6	411
Accounts and notes receivable - net	2,199	2,370
Inventories	2,130	2,147
Prepaid and other current assets	179	194
Total current assets	6,364	7,514
Property
Property, plant and equipment	10,956	10,725
Less: Accumulated depreciation	5,188	4,841
Total property, plant and equipment - net	5,768	5,884
Other Assets
Goodwill	16,567	16,720
Other intangible assets	5,370	5,814
Restricted cash and cash equivalents - noncurrent	36	0
Investments and noncurrent receivables	1,081	1,071
Deferred income tax assets	246	312
Deferred charges and other assets	1,204	1,237
Total other assets	24,504	25,154
Total Assets	36,636	38,552
Current Liabilities
Short-term borrowings	1,848	0
Accounts payable	1,720	1,675
Income taxes payable	202	154
Accrued and other current liabilities	1,031	1,269
Total current liabilities	4,801	3,098
Long-Term Debt	5,323	7,800
Other Noncurrent Liabilities
Deferred income tax liabilities	915	1,130
Pension and other post-employment benefits - noncurrent	523	565
Other noncurrent obligations	1,281	1,234
Total other noncurrent liabilities	2,719	2,929
Total Liabilities	12,843	13,827
Commitments and contingent liabilities
Stockholders' Equity
Common stock (authorized 1,666,666,667 shares of $0.01 par value each; issued 2024: 417,994,343 shares; 2023: 430,110,140 shares)	4	4
Additional paid-in capital	47,922	48,059
Accumulated deficit	(23,076)	(22,874)
Accumulated other comprehensive loss	(1,500)	(910)
Total DuPont stockholders' equity	23,350	24,279
Noncontrolling interests	443	446
Total equity	23,793	24,725
Total Liabilities and Equity	$ 36,636	$ 38,552